Other short-term borrowings- Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Short-term Debt [Line Items]
Short-term Debt, Maximum Month-end Outstanding Amount	$ 1,226	$ 1,356
Short-term Debt, Weighted Average Interest Rate	0.38%	0.41%
Short-term Debt, Average Outstanding Amount	$ 729	$ 680
Short Term Debt Weighted Average Interest Rate During Year	0.41%	0.42%